Goodwill and Intangible Assets (Annual Amortization Expense of Intangible Assets) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	$ 78
2019	68
2020	56
2021	43
2022	37
Virginia Electric and Power Company
Finite-Lived Intangible Assets [Line Items]
2018	30
2019	26
2020	20
2021	13
2022	9
Dominion Energy Gas Holdings, LLC
Finite-Lived Intangible Assets [Line Items]
2018	13
2019	13
2020	12
2021	11
2022	$ 10